Cover	Sep. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2024
Entity File Number	333-179302
Entity Registrant Name	VANJIA CORPORATION
Entity Central Index Key	0001532383
Entity Tax Identification Number	45-3051284
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4771 Sweetwater Blvd
Entity Address, Address Line Two	#199
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77479
City Area Code	(713)
Local Phone Number	898-6818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false